Provisions - United Kingdom entities - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits
Contributions to defined contribution pension funds	€ 271	€ 266	€ 279
United Kingdom
Employee Benefits
Contributions to defined contribution pension funds	€ 82	€ 81	€ 90
Actuarial assumptions
Annual discount rate	2.49%	2.79%
Cumulative annual CPI growth	3.15%	3.12%
United Kingdom | Foreign defined benefit plans [member]
Actuarial assumptions
Annual discount rate	2.49%	2.79%	3.74%
Mortality tables	108/86 S2 Light	116/98 S1 Light TMC	116/98 S1 Light TMC
Cumulative annual CPI growth	3.15%	3.12%	2.98%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.94%	2.92%	2.83%
United Kingdom | Foreign defined benefit plans [member] | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	9.50%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(9.50%)
United Kingdom | Foreign defined benefit plans [member] | Inflation Rate Assumption
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(6.29%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	6.29%